Debt (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Debt	₽ 248	₽ 3,922	₽ 4,734
Including short-term portion	248	3,922
Bank's credit facility with maturity on January 17, 2024
Debt
Credit limit	₽ 244
Effective Interest rate	6.00%
Maturity	January 17, 2024
Debt	₽ 248
Bonds Issued 001P-01 Series
Debt
Credit limit		₽ 5,000
Effective Interest rate		9.30%
Maturity		October 10, 2023
Debt		₽ 3,922